Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENTERPRISE FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Supplement dated September 7, 2010, to the Prospectus dated March 1, 2010, as previously supplemented as the case may be.

Class A, Class B and Class C

This supplement contains important information about the Funds and share classes, as applicable, listed above.

I.              Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Enterprise Fund starting on page 15 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.69%	0.69%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	2.20%
Fee Waivers	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.31%	2.06%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$701	$309
3 Years	$994	$675
5 Years	$1,309	$1,167
10 Years	$2,199	$2,523
If you do not sell your shares at the end of the period:
1 Year	$701	$209
3 Years	$994	$675
5 Years	$1,309	$1,167
10 Years	$2,199	$2,523

II.            Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Mid Cap Growth Fund starting on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.77%	0.77%	0.77%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%
Fee Waivers	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.19%	1.94%	1.94%

1 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.18% for Class A, 1.93% for Class B, and 1.93% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$689	$697	$297
3 Years	$931	$909	$609
5 Years	$1,265	$1,322	$1,122
10 Years	$2,207	$2,252	$2,531
If you do not sell your shares at the end of the period:
1 Year	$689	$197	$197
3 Years	$931	$609	$609
5 Years	$1,265	$1,122	$1,122
10 Years	$2,207	$2,252	$2,531

III.           Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Small Cap Value Fund starting on page 39 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.81%	0.81%	0.81%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.47%	2.22%	2.22%
Fee Waivers	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.32%	2.07%	2.07%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$702	$710	$310
3 Years	$999	$980	$680
5 Years	$1,318	$1,376	$1,176
10 Years	$2,219	$2,264	$2,543
If you do not sell your shares at the end of the period:
1 Year	$702	$210	$210
3 Years	$999	$680	$680
5 Years	$1,318	$1,176	$1,176
10 Years	$2,219	$2,264	$2,543

SCR090/P201SP4